Finance and investment income, finance costs and revaluation and retranslation of financial instruments - Additional Information (Details) £ in Millions, $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Borrowings | £			£ 4,465.1			£ 4,441.7			£ 5,032.7
US commercial paper
Disclosure of detailed information about financial instruments [line items]
Borrowings | €		€ 0
Weighted average | US revolving credit facilities
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 0				$ 0
Weighted average | Australian New Zealand revolving credit facilities
Disclosure of detailed information about financial instruments [line items]
Borrowings				$ 0			$ 52
Average interest rate					1.89%	1.89%	1.89%
Weighted average | US commercial paper
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 195				$ 0			$ 2
Average interest rate	2.56%	2.56%	2.56%	2.56%
Weighted average | Euro Commercial Paper Programme
Disclosure of detailed information about financial instruments [line items]
Borrowings | £			£ 34.0			£ 0.0
Average interest rate	1.95%	1.95%	1.95%	1.95%
US Dollar bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 1,063
US Dollar bonds | Weighted average
Disclosure of detailed information about financial instruments [line items]
Average interest rate	4.26%	4.26%	4.26%	4.26%
Eurobonds
Disclosure of detailed information about financial instruments [line items]
Borrowings | €		€ 3,350,000,000
Eurobonds | Weighted average
Disclosure of detailed information about financial instruments [line items]
Average interest rate	2.20%	2.20%	2.20%	2.20%
Sterling bonds | Weighted average
Disclosure of detailed information about financial instruments [line items]
Borrowings | £			£ 650.0
Average interest rate	3.21%	3.21%	3.21%	3.21%